Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Fair Value Measurements [Line Items]
Assets held in the trust account	$ 205,927,087	$ 26,974,295	$ 202,006,302
Public warrants price (in Dollars per share)	$ 0.03	$ 0.03	$ 0.48
Public Warrants
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Assets held in the trust account	$ 205,927,087	$ 26,974,295	$ 202,006,302